SEGMENT INFORMATION (Details)	12 Months Ended
	Jun. 30, 2024 USD ($) Segment	Jun. 30, 2023 USD ($)
Reconciliation Of Non Current Assets By Geographical Location [Abstract]
Number of operating segments | Segment	1
Non-current assets	$ 13,887,873	$ 10,048,804
United States of America [Member]
Reconciliation Of Non Current Assets By Geographical Location [Abstract]
Non-current assets	$ 13,887,873	$ 10,048,804